Cover	Feb. 28, 2025
Document Information [Line Items]
Document Type	N-2
Document Registration Statement	true
Post-Effective Amendment	true
Post-Effective Amendment Number	1
Registration Statement Amendment Number	4
Investment Company Act Registration	true
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	true
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Feb. 28, 2025
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	DIAMOND HILL SECURITIZED CREDIT FUND
Entity Central Index Key	0002022290
Securities Act File Number	333-279166
Investment Company Act File Number	811-23964
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Inv Company Type	N-2
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	325 John H. McConnell Blvd
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
Entity Phone Fax Numbers [Line Items]
City Area Code	888
Local Phone Number	226-5595
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Jo Ann Quinif
Entity Address, Address Line One	325 John H. McConnell Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215